Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Provisions

Changes in provisions for the years ended December 31, 2017 and 2018 are as follows:

			(In millions of yen)

	Restoration obligations for operating lease properties	Promotional virtual credits reserve	Other	Total
Balance at January 1, 2017	1,234	509	341	2,084
Arising during the year	1,708	2,945	337	4,990
Utilized	(25)	(2,686)	(211)	(2,922)
Reversal	(16)	(162)	(55)	(233)
Unwinding of discount and changes in the discount rate	0	—	—	0
Increase due to business combinations	85	—	2	87
Exchange differences	44	1	0	45
Other	0	—	—	0

Balance at December 31, 2017	3,030	607	414	4,051

Arising during the year	517	4,188	95	4,800
Utilized	(82)	(2,700)	(414)	(3,196)
Reversal	(3)	(17)	(29)	(49)
Unwinding of discount and changes in the discount rate	0	—	—	0
Increase due to business combinations	10	—	—	10
Decrease due to loss of control of subsidiaries	(149)	—	—	(149)
Exchange differences	(37)	(2)	0	(39)
Other	17	459	(14)	462

Balance at December 31, 2018	3,303	2,535	52	5,890